INCOME TAXES (Schedule of Deferred Taxes) (Details) (ILS) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	₪ 503		₪ 2,354
Recognized in profit or loss	2,379		(1,851)
Ending Balance	2,882		503
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		$ 133
Recognized in profit or loss
Ending Balance | $		769
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(775)		67
Recognized in profit or loss	2,776		(842)
Ending Balance	2,001		(775)
Financial assets carried at fair value through profit or loss [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		(207)
Recognized in profit or loss
Ending Balance | $		534
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	395		352
Recognized in profit or loss	(59)		43
Ending Balance	336		395
Employees benefits [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		105
Recognized in profit or loss
Ending Balance | $		90
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	548		516
Recognized in profit or loss	(3)		32
Ending Balance	545		548
Allowance for doubtful accounts [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		146
Ending Balance | $		145
Gross Deferred Taxes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	168		935
Recognized in profit or loss	2,714		(767)
Ending Balance	2,882		168
Gross Deferred Taxes [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		44
Ending Balance | $		769
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	335		1,419
Recognized in profit or loss	(335)		(1,084)
Ending Balance			335
Carry forward tax losses [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		$ 89
Ending Balance